Derivatives and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives and fair value measurements [Abstract]
Interest Rate Swap Information

	Interest Rate Index	Principal Amount	As of December 31, 2012 Fair Value/Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate

U.S. Dollar-denominated Interest Rate Swap	Euribor	$ 6,631	$ 632	13.25	2.35%

	Interest Rate Index	Principal Amount	As of December 31, 2013 Fair Value/Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate

U.S. Dollar-denominated Interest Rate Swap	Euribor	$ 6,386	$ 470	12.25	2.35%

Derivative Instruments Fair Value Balance Sheet Location
		As of December 31,
Liabilities	Balance Sheet Location	2012	2013

Fuel pricing contracts	Derivative liabilities, current	(3)	(839)
Interest rate swaps	Derivative liabilities, non-current	(632)	(470)
Total, net		$ (635)	$ (1,309)

Effect of Derivative Instruments on the Consolidated Statements of Income Location
	Statements of Income	For the year ended December 31,
Income/ (loss)	Location	2011	2012	2013

Fuel pricing contracts	Cost of revenue - third-parties	$ 375	(10,596)	$ (2,693)
Interest rate contracts	Interest and finance costs	(424)	(331)	20
Total		$ (49)	(10,927)	$ (2,673)

Fair value measurements
		Fair value measurements at December 31, 2012
Liabilities	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest rate swap	$ 632	-	632	$ -
Fuel pricing contracts	3	-	3	-

Total	$ 635	-	635	$ -

		Fair value measurements at December 31, 2013
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest rate swap	$ 470	-	470	$ -
Fuel pricing contracts	839	-	839	-

Total	$ 1,309	-	1,309	$ -